UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Hilltop Park Associates LLC

Address:    410 Park Avenue, 6th Floor
            New York, New York  10022

13F File Number:  028-13771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason Siegel
Title:  Chief Operating Officer
Phone:  (212) 644-4030


Signature, Place and Date of Signing:

/s/ Jason Siegel                 New York, New York        February 14, 2012
------------------------  ---------------------------   ------------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       25

Form 13F Information Table Value Total:       $15,115
                                              (thousands)


List of Other Included Managers:

No.        Form 13F File Number             Name

(1)        021-134078                       Hilltop Park Fund QP LP


                                           FORM 13F INFORMATION TABLE
                                           Hilltop Park Associates LLC
                                                December 31, 2011



COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                ---------------  ------      --------  -------- --- ----   ----------- --------- -----   ------- ----
ANGIES LIST INC               COM              034754101      30       1,864  SH         SOLE                    1,864
ANGIES LIST INC               COM              034754101     157       9,736  SH         DEFINED     (1)         9,736
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109      91       6,392  SH         SOLE                    6,392
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109     478      33,608  SH         DEFINED     (1)        33,608
DOLLAR THRIFTY AUTOMOTIVE GP  COM              256743105     113       1,606  SH         SOLE                    1,606
DOLLAR THRIFTY AUTOMOTIVE GP  COM              256743105     590       8,394  SH         DEFINED     (1)         8,394
HCA HOLDINGS INC              COM              40412C101     361      16,386  SH         SOLE                   16,386
HCA HOLDINGS INC              COM              40412C101     741      33,614  SH         DEFINED     (1)        33,614
HERTZ GLOBAL HOLDINGS INC     COM              42805T105     434      37,000      CALL   SOLE                   37,000
HERTZ GLOBAL HOLDINGS INC     COM              42805T105     738      63,000      CALL   DEFINED     (1)        63,000
LEAP WIRELESS INTL INC        COM NEW          521863308     576      61,956  SH         SOLE                   61,956
LEAP WIRELESS INTL INC        COM NEW          521863308     586      63,044  SH         DEFINED     (1)        63,044
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100   1,285      25,000  SH         SOLE                   25,000
METROPCS COMMUNICATIONS INC   COM              591708102     538      61,956  SH         SOLE                   61,956
METROPCS COMMUNICATIONS INC   COM              591708102     547      63,044  SH         DEFINED     (1)        63,044
RESEARCH IN MOTION LTD        COM              760975102      81       5,593  SH         SOLE                    5,593
RESEARCH IN MOTION LTD        COM              760975102     426      29,407  SH         DEFINED     (1)        29,407
ROVI CORP                     COM              779376102     466      18,995  SH         SOLE                   18,995
ROVI CORP                     COM              779376102     516      21,005  SH         DEFINED     (1)        21,005
TALBOTS INC                   COM              874161102      58      21,673  SH         SOLE                   21,673
TALBOTS INC                   COM              874161102     301     113,227  SH         DEFINED     (1)       113,227
TRIANGLE PETE CORP            COM NEW          89600B201     742     124,363  SH         SOLE                  124,363
TRIANGLE PETE CORP            COM NEW          89600B201   2,034     340,637  SH         DEFINED     (1)       340,637
YAHOO INC                     COM              984332106   1,242      77,000      CALL   SOLE                   77,000
YAHOO INC                     COM              984332106   1,984     123,000      CALL   DEFINED     (1)       123,000


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